OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities	Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2011	2012
Deferred revenue	$4,319	$3,174
Income taxes payable	4,251	3,588
Other	749	398

	$9,319	$7,160